Net Finance Expense (Details) - Schedule of Net Finance Expense - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Net Finance Expense [Abstract]
Gains/(losses) from exchange rate variation	$ 75,499		$ 3,369		$ 153,386		$ 57,307		$ 57,525		$ 415,570		$ (595)
Fair value adjustments on derivatives	(332,476)		15,190		(408,570)		462		82,928		(343,573)		46,716
Interest expense	(431,958)	[1]	(422,551)	[1]	(851,675)	[1]	(817,696)	[1]	(1,732,928)	[2]	(1,342,486)	[2]	(975,164)	[2]
Interest income	120,396	[3]	79,613	[3]	210,733	[3]	147,237	[3]	326,442	[4]	268,418	[4]	144,326	[4]
Bank fees and others	(31,079)		(12,473)		(52,237)		(23,338)		(87,372)		(239,627)		(153,762)
NET FINANCE EXPENSE	(599,618)		(336,852)		(948,363)		(636,027)		(1,353,405)		(1,241,698)		(938,479)
Finance income	195,895		98,171		364,119		219,734		584,216		808,612		430,707
Finance expense	(795,513)		(435,023)		(1,312,482)		(855,761)		(1,937,621)		(2,050,310)		(1,369,186)
Net finance income expense	$ (599,618)		$ (336,852)		$ (948,363)		$ (636,027)		$ (1,353,405)		$ (1,241,698)		$ (938,479)

[1]	For the six-month period ended June 30, 2024, the amount of US$592,051 (US$565,293 for the six-month period ended June 30, 2023) refers to interest expenses from loans and financings.
[2]	For the year ended December 31, 2023, 2022 and 2021 the amount of US$1,183,852, US$909,942 and US$786,388, respectively, refers to interest expenses from loans and financings.
[3]	For the six-month period ended June 30, 2024, the amount of US$54,746 (US$37,330 for the six-month period ended June 30, 2023) refers to interest income from short-term investments.
[4]	For the year ended December 31, 2023,2022 and 2021 the amount of US$117,866, US$110,677 and US$61,024, respectively, refers to interest income from present value adjustments. In addition, for the year ended December 31, 2023, the amount of US$105,839 (US$68,478 and US$24,156 for the year ended December 31, 2022 and 2021 respectively), refers to interest income from short-term investments.